Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
EBP, Description of Plan [Text Block]	Plan Description
The following brief description of the STERIS Corporation 401(k) Plan (the “Plan”) provides only general information. A complete description of the Plan provisions, including those relating to participation, vesting and benefits, is contained in the Plan document. Participants should refer to the Plan document for complete information regarding the Plan’s provisions.
General
The Plan is a defined contribution plan administered by STERIS Corporation (the “Company,” or “Plan Administrator”), an indirect wholly-owned subsidiary of STERIS plc (“STERIS”).
Generally, all U.S. employees of the Company and certain participating subsidiaries and other affiliates who have attained the age of 18 and have completed 30 days of employment with the Company or a participating subsidiary or other affiliate are eligible to participate in the Plan on the first day of the payroll period that begins after satisfying these requirements. For employees hired prior to January 1, 2025, the service requirement was age of 18 and 90 days of employment with the company. Rehired employees who were previously participants are eligible for participation immediately upon rehire. The Plan contains an automatic enrollment feature for newly eligible participants and a Qualified Automatic Contribution Arrangement (QACA). The Plan contains provisions providing that an employee of the Company or a subsidiary or other affiliate who is not eligible to participate in the Plan and who is transferred to an employment status that makes him/her eligible to participate, will become a participant as of the date of transfer provided that he/she has satisfied the minimum age and service requirements at that time.
The Plan was amended and restated in its entirety effective January 1, 2015, to consolidate all prior amendments into one document and to meet then applicable IRS qualification requirements that plan sponsors restate their plan documents. Subsequent to December 31, 2025, the Plan was amended and restated in its entirety effective January 1, 2026 to consolidate prior amendments and reflect applicable legal changes, including changes under the Setting Every Community Up For Retirement Enhancement Act of 2019 (the SECURE Act) and the Setting Every Community Up For Retirement Enhancement 2.0 Act of 2022 (the SECURE 2.0 Act). Except as otherwise specifically provided in the amended and restated Plan or required by applicable law, benefits accrued and rights determined with respect to periods prior to January 1, 2026 are governed by the Plan documents and amendments in effect for those periods.
The Plan is a stock bonus plan. The portion of the Plan fund that holds investments consisting of STERIS plc ordinary shares (the “STERIS Company Stock Fund”) is an employee stock ownership plan within the meaning of Section 4975(e)(7) of the Internal Revenue Code (the “Code”). The Plan provides for a cash payment option with respect to dividends paid on STERIS shares held in the STERIS Company Stock Fund.
The Plan also contains a cash or deferred arrangement intended to qualify under Section 401(k) of the Code. The Plan is qualified under Section 401(a) of the Code.
The 401(k) Plan Oversight Committee is responsible for the general administration of the Plan. Vanguard Fiduciary Trust Company is the Plan trustee and The Vanguard Group, Inc. is the Plan recordkeeper (collectively “the Trustee”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 as amended (“ERISA”).
Contributions
Participants may make contributions to the Plan as “before-tax” deferred compensation contributions or on an “after-tax” basis as Roth 401(k) contributions. The Plan does not permit participants to make non-Roth after-tax contributions.
The Plan allows participants to contribute up to 50% of their compensation received during a calendar year, subject to certain limitations. The contributions for each participant are made by payroll deductions and are determined each pay period by multiplying the participant selected deferral percentage rate then in effect by his/her eligible compensation for such period.
Participants who are automatically enrolled in the Plan are enrolled at a rate of 3% of eligible contribution, and such rate automatically increases by 1% each year up to a maximum amount of 6% of eligible compensation.
The Plan contains a feature that allows participants to modify deferral percentages at any time.
The Company makes matching cash contributions to participants' accounts. The matching contributions are a percentage of the contributions made by each participant and are intended to qualify as safe harbor matching contributions. For the year ended December 31, 2025, the plan is operating under employer matching contributions of 100% of a participant's contribution (not in excess of two percent of eligible compensation), and 50% of the participant's contributions (in excess of two percent but not in excess of six percent of eligible compensation). For the year ended December 31, 2024, employer matching contributions were 100% of a participant's contribution (not in excess of one percent of eligible compensation), and 50% of the participant's contributions (in excess of one percent but not in excess of six percent of eligible compensation), subject to certain Plan limitations. The employer matching contributions are made each pay period. The Company has reserved the right to amend the Plan, which includes the right to suspend, modify or terminate employer matching contributions.
The Company also may make corrective qualified nonelective contributions to the Plan on behalf of participants.
The Plan also allows a participant to contribute into the Plan balances from another qualified benefit plan (known as “rollover contributions”).
Participant Accounts
A separate account is maintained for each participant in the Plan, reflecting contributions, investments, realized and unrealized investment gains and losses, loans and interest, withdrawals, rollovers and certain fees. The net value of each participant account is established at the close of each business day through the valuation of each fund’s assets.
Participants may elect to invest contributions, including employer contributions, in any combination of the investment funds offered by the Plan, including the STERIS Company Stock Fund. If a participant does not make an investment election with respect to 100% of the contributions made on behalf of the participant, those contributions for which no election has been made will be invested in the default investment option (Vanguard Target Retirement Date Funds), until an affirmative election of other investment options is received from the participant.
Participants can generally change their investment elections at any time, subject to certain limitations with respect to the STERIS Company Stock Fund. A participant may elect to have a portion or all of the balance of prior contributions together with earnings transferred from the fund in which it is invested to any other fund, subject to any transfer restrictions that the fund may impose. The STERIS Company Stock Fund will not accept transfers from other investment funds or rollover contributions. A self-directed mutual fund brokerage window option also is available to participants. This option enables participants to invest in a wide variety of mutual funds, beyond the core investment funds available to all Plan participants. Participants who elect this option are subject to additional charges; these additional charges are the responsibility of the electing participants.
Vesting
All participants are immediately vested in their contributions and employer matching contributions plus actual earnings thereon.
Forfeitures
All contributions to the Plan are 100% vested; however, if for any reason an amount is required to be forfeited pursuant to Article VII of the Plan or to a correction under the Internal Revenue Service's Employee Plans Compliance Resolution System (EPCRS) program for which the Employer and the Plan are eligible, as set forth in Revenue Procedure 2021-30 or any successor thereto, such forfeiture shall be used as soon as practicable to pay Plan expenses or to reduce any Employer Contributions to be made in the Plan Year in which the forfeiture occurs or the next following Plan Year.
Plan Withdrawals and Distributions
Upon separation from service with the Company due to death, disability, retirement, or termination, a participant may elect to receive a lump-sum distribution equal to his or her vested account balance. To the extent that a participant's separate account is invested in the STERIS Company Stock Fund, a participant may elect to receive payment of benefits in the form of an in-kind distribution of shares held in the STERIS Company Stock Fund.
In-service withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring an immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by Internal Revenue Service (IRS) requirements.
Participants Loans
Participants currently employed may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50 percent of their vested account balance. Loan terms generally range from 1-5 years and are secured by the balance in the participant’s account. Loan terms for loans used for the purchase of a participant’s primary residence can be longer than five years. The loans bear interest at a rate established by the Trustee. Principal and interest is paid through payroll deductions. Participants may have only one loan outstanding at any time and participants may take only one loan in a twelve-month period. If any amount that was not paid when due remains unpaid by the end of the calendar quarter following the quarter in which the payment was due the loan will be in default. If a participant terminates employment with the Company, they may continue to make loan payments directly to the Trustee through a pre-authorized check agreement. If the loan is not repaid, it will automatically be treated as a distribution to the participant as soon as practicable following the default.
STERIS Company Stock Fund
Each participant who has an investment in the STERIS Company Stock Fund holds stock fund units. These units represent a proportionate number of STERIS shares held in the STERIS Company Stock Fund. The Company Stock Fund may hold cash or other short-term securities, although these are expected to be a small percentage of the fund. The Company has implemented a dividend pass-through election for its participants for cash dividends that equal or exceed $25. Each participant is entitled to exercise voting rights attributable to the STERIS shares that his or her stock units represent. At least thirty days prior to the time such rights are to be exercised, each participant is sent, electronically or by regular mail, a copy of the proxy solicitation materials. Participants are requested to instruct the Trustee as to how shares should be voted. If a participant does not provide the Trustee with instructions as to how shares should be voted, then such shares are voted, as provided in the Plan, proportionately in accordance with the instructions received from other participants in the Plan who are voting.
Plan Termination
The Company, by action of its Board of Directors and without approval of its shareholders, has the right under the Plan to amend, suspend, or terminate the Plan in its entirety subject to the provisions of ERISA. The 401(k) Plan Oversight Committee for the Plan also is authorized to make certain Plan amendments.
In the event of Plan termination, participants will remain 100 percent vested in their accounts.
Administrative Expenses
Costs incident to the purchase and sale of securities, such as brokerage commissions and stock transfer taxes, are paid by the respective funds. All other administrative expenses incurred in the administration of the Plan are charged against the respective funds, unless the Company elects to pay such amounts. A quarterly amount of $8.50 was deducted from each participant account for calendar years 2025 and 2024, to pay administrative fees. The Company has elected to pay audit, legal, and consulting fees only. Expenses that are paid by the Company are excluded from these financial statements.